BNY Mellon US Mid Cap Core Equity ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5%
Communication Services — 1.9%
Liberty Broadband Corp., Cl. A (a)	3,145	151,023
Liberty Broadband Corp., Cl. C (a)	17,982	865,114
Match Group, Inc.	40,070	1,248,180
Millicom International Cellular SA	16,249	991,676
News Corp., Cl. A	63,846	1,725,757
News Corp., Cl. B (b)	16,895	525,435
Paramount Skydance Corp., Cl. B (b)	159,360	1,786,426
Roku, Inc. (a)	21,875	2,082,500
Sirius XM Holdings, Inc. (b)	29,776	605,942
The New York Times Company, Cl. A	24,642	1,806,505
		11,788,558
Consumer Discretionary — 11.2%
ADT, Inc.	79,933	639,464
Aramark	42,289	1,627,704
Autoliv, Inc.	11,465	1,390,017
AutoNation, Inc. (a)	4,626	948,237
Birkenstock Holding PLC (a),(b)	8,873	335,044
BorgWarner, Inc.	36,476	1,729,327
Burlington Stores, Inc. (a)	10,547	3,120,435
CarMax, Inc. (a)	22,171	987,496
Cava Group, Inc. (a)	15,262	925,182
Chewy, Inc., Cl. A (a)	34,940	1,017,103
Churchill Downs, Inc.	10,393	1,022,255
Dick’s Sporting Goods, Inc.	11,147	2,251,694
Dillard’s, Inc., Cl. A	1,256	763,095
Domino’s Pizza, Inc.	5,576	2,288,000
Duolingo, Inc. (a)	6,174	827,686
Dutch Bros, Inc., Cl. A (a)	18,058	982,175
Five Below, Inc. (a)	9,076	1,739,325
Floor & Decor Holdings, Inc., Cl. A (a)	16,502	1,088,472
GameStop Corp., Cl. A (a),(b)	67,424	1,610,085
H&R Block, Inc.	20,935	825,886
Hasbro, Inc.	21,308	1,903,017
Hyatt Hotels Corp., Cl. A (b)	7,450	1,164,957
Levi Strauss & Co., Cl. A	17,618	350,246
Lithia Motors, Inc.	4,290	1,387,558
LKQ Corp.	38,087	1,251,158
Lucid Group, Inc. (a),(b)	15,308	169,460
Mattel, Inc. (a)	53,197	1,111,285
MGM Resorts International (a),(b)	34,090	1,143,379
Mobileye Global, Inc., Cl. A (a),(b)	26,160	234,917
Modine Manufacturing Co. (a)	8,428	1,556,314
Mohawk Industries, Inc. (a)	8,966	1,061,395
Murphy USA, Inc.	2,735	1,155,565
Norwegian Cruise Line Holdings Ltd. (a)	76,468	1,679,237
Ollie’s Bargain Outlet Holdings, Inc. (a)	10,348	1,141,488
Penske Automotive Group, Inc.	3,249	509,411
Planet Fitness, Inc., Cl. A (a)	13,631	1,240,966

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Consumer Discretionary — 11.2% (continued)
Pool Corp.	5,845	1,485,156
QuantumScape Corp. (a)	62,738	555,231
Ralph Lauren Corp.	6,143	2,170,998
Rivian Automotive, Inc., Cl. A (a),(b)	129,417	1,908,901
Service Corp. International	22,652	1,821,900
SharkNinja, Inc. (a)	13,941	1,647,826
Somnigroup International, Inc.	33,238	2,919,958
Texas Roadhouse, Inc.	10,517	1,891,588
The Gap, Inc.	31,315	876,194
Toll Brothers, Inc.	16,116	2,328,601
TopBuild Corp. (a),(b)	4,658	2,180,177
Wayfair, Inc., Cl. A (a)	16,325	1,689,474
Wingstop, Inc.	4,327	1,148,516
Wyndham Hotels & Resorts, Inc.	12,909	939,646
Wynn Resorts Ltd. (b)	13,868	1,490,117
Yum China Holdings, Inc.	59,385	2,934,807
		71,168,125
Consumer Staples — 5.0%
Albertsons Cos., Inc., Cl. A	62,564	1,041,691
BJ’s Wholesale Club Holdings, Inc. (a)	20,834	1,925,895
Brown-Forman Corp., Cl. A	10,075	280,387
Brown-Forman Corp., Cl. B (b)	51,170	1,400,523
Bunge Global SA	19,718	2,245,486
Casey’s General Stores, Inc.	6,044	3,665,686
Celsius Holdings, Inc. (a)	26,063	1,367,786
Coca-Cola Consolidated, Inc.	8,414	1,279,433
Conagra Brands, Inc.	81,253	1,503,993
elf Beauty, Inc. (a)	9,069	770,774
Hormel Foods Corp.	50,308	1,238,080
Ingredion, Inc.	10,540	1,244,774
Lamb Weston Holdings, Inc.	21,277	977,253
Maplebear, Inc. (a)	27,870	1,035,649
Molson Coors Beverage Co., Cl. B	26,393	1,267,920
Performance Food Group Co. (a)	25,897	2,471,869
Pilgrim’s Pride Corp.	6,419	278,392
Primo Brands Corp.	41,708	789,949
Sprouts Farmers Market, Inc. (a)	15,420	1,093,432
The Campbell’s Company (b)	31,437	879,607
The J.M. Smucker Company	16,434	1,723,269
US Foods Holding Corp. (a)	35,755	2,989,833
		31,471,681
Energy — 2.9%
Antero Midstream Corp.	58,837	1,107,312
Antero Resources Corp. (a)	45,806	1,665,964
APA Corp. (b)	54,207	1,431,607
DT Midstream, Inc.	17,133	2,159,101
Hess Midstream LP, Cl. A	21,464	761,328
HF Sinclair Corp.	23,891	1,242,093
Kinetik Holdings, Inc. (b)	6,430	263,051
Ovintiv, Inc.	40,663	1,767,620
Permian Resources Corp., Cl. A	117,344	1,892,759

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Energy — 2.9% (continued)
Range Resources Corp.	39,835	1,507,755
TechnipFMC PLC	66,818	3,723,099
Viper Energy, Inc., Cl. A	27,817	1,177,772
		18,699,461
Financials — 13.8%
AGNC Investment Corp. (b),(c)	175,228	1,997,599
Ally Financial, Inc.	45,731	1,933,507
American Financial Group, Inc.	12,053	1,570,144
Annaly Capital Management, Inc. (c)	103,766	2,387,656
Assurant, Inc.	8,254	1,965,525
Axis Capital Holdings Ltd.	11,767	1,214,119
BOK Financial Corp. (b)	3,785	491,823
Bullish (a),(b)	10,012	302,362
Chime Financial, Inc., Cl. A (a),(b)	39,659	1,008,132
CNA Financial Corp.	2,266	108,451
Columbia Banking System, Inc.	50,377	1,483,099
Commerce Bancshares, Inc.	19,836	1,044,167
Corebridge Financial, Inc.	59,759	1,842,370
Cullen/Frost Bankers, Inc.	10,077	1,388,812
East West Bancorp, Inc.	22,823	2,611,864
Equitable Holdings, Inc.	47,741	2,215,182
Evercore, Inc., Cl. A	5,945	2,100,190
F&G Annuities & Life, Inc.	2,524	74,433
FactSet Research Systems, Inc.	6,392	1,625,869
Fidelity National Financial, Inc.	42,828	2,329,415
Figure Technology Solutions, Inc., Cl. A (a),(b)	26,007	1,479,278
First American Financial Corp.	16,889	1,067,047
First Horizon Corp.	82,342	2,016,556
Franklin Resources, Inc.	53,857	1,433,673
Freedom Holding Corp. (a),(b)	2,482	307,023
Globe Life, Inc.	13,414	1,880,911
Hamilton Lane, Inc., Cl. A	6,230	879,925
Houlihan Lokey, Inc.	9,209	1,550,059
Invesco Ltd.	53,177	1,451,200
Jack Henry & Associates, Inc.	11,775	2,110,198
Jackson Financial, Inc., Cl. A	10,697	1,272,087
Jefferies Financial Group, Inc.	27,062	1,655,653
KeyCorp	154,699	3,329,123
Kinsale Capital Group, Inc.	3,456	1,368,161
MarketAxess Holdings, Inc.	5,672	959,873
Morningstar, Inc.	3,789	765,719
Old National Bancorp	54,262	1,325,621
Old Republic International Corp.	37,220	1,457,907
OneMain Holdings, Inc.	19,585	1,283,601
Pinnacle Financial Partners, Inc.	24,440	2,324,000
Popular, Inc.	10,704	1,429,305
Primerica, Inc.	5,495	1,445,405
Prosperity Bancshares, Inc.	14,219	981,253
Reinsurance Group of America, Inc.	10,531	2,135,160
RenaissanceRe Holdings Ltd.	7,770	2,188,809
RLI Corp.	12,718	743,113

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Financials — 13.8% (continued)
SEI Investments Co.	16,038	1,408,938
Shift4 Payments, Inc., Cl. A (a),(b)	10,027	591,994
SouthState Bank Corp.	15,315	1,567,184
Starwood Property Trust, Inc. (c)	53,864	965,782
StepStone Group, Inc., Cl. A	10,626	751,152
Stifel Financial Corp.	16,593	2,045,917
UMB Financial Corp.	12,274	1,560,516
Unum Group	24,664	1,873,724
UWM Holdings Corp.	35,622	174,904
Voya Financial, Inc.	16,554	1,269,030
Webster Financial Corp.	27,902	1,835,115
Western Alliance Bancorp	19,294	1,720,060
Wintrust Financial Corp.	11,093	1,636,107
Zions Bancorp NA	24,643	1,476,362
		87,412,164
Health Care — 11.7%
Align Technology, Inc. (a)	11,492	1,873,541
Avantor, Inc. (a)	103,995	1,135,625
Baxter International, Inc. (b)	87,214	1,750,385
BioMarin Pharmaceutical, Inc. (a)	32,134	1,816,856
Bio-Rad Laboratories, Inc., Cl. A (a)	3,227	947,770
Bio-Techne Corp.	24,357	1,561,040
Bridgebio Pharma, Inc. (a)	19,967	1,542,850
Caris Life Sciences, Inc. (a)	17,361	402,081
Charles River Laboratories International, Inc. (a)	7,849	1,652,058
Chemed Corp.	2,219	947,824
Corcept Therapeutics, Inc. (a)	14,954	596,216
DaVita, Inc. (a)	5,905	645,653
Doximity, Inc., Cl. A (a)	20,060	751,648
Elanco Animal Health, Inc. (a)	82,016	1,974,945
Encompass Health Corp.	15,824	1,495,843
Exact Sciences Corp. (a)	30,573	3,128,841
Exelixis, Inc. (a)	38,370	1,586,983
Globus Medical, Inc., Cl. A (a)	22,613	2,050,547
Guardant Health, Inc. (a)	19,916	2,271,221
Halozyme Therapeutics, Inc. (a)	19,019	1,363,852
HealthEquity, Inc. (a)	14,374	1,231,421
Henry Schein, Inc. (a)	18,138	1,369,056
Hims & Hers Health, Inc. (a),(b)	29,270	792,924
Ionis Pharmaceuticals, Inc. (a)	26,350	2,178,354
Jazz Pharmaceuticals PLC (a)	9,661	1,589,138
Madrigal Pharmaceuticals, Inc. (a)	2,589	1,266,824
Masimo Corp. (a),(b)	7,119	977,652
Medpace Holdings, Inc. (a)	3,630	2,114,402
Moderna, Inc. (a),(b)	57,626	2,539,578
Molina Healthcare, Inc. (a)	9,223	1,656,359
Neurocrine Biosciences, Inc. (a)	16,033	2,181,450
Penumbra, Inc. (a)	5,967	2,137,200
QIAGEN NV	34,231	1,837,178
Repligen Corp. (a)	8,741	1,305,643
Revolution Medicines, Inc. (a)	28,709	2,783,338

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Health Care — 11.7% (continued)
Revvity, Inc. (b)	19,566	2,128,781
Roivant Sciences Ltd. (a)	59,989	1,296,962
Solventum Corp. (a)	24,084	1,853,745
Summit Therapeutics, Inc. (a),(b)	15,513	224,628
Tempus AI, Inc. (a),(b)	16,509	987,568
Tenet Healthcare Corp. (a)	14,254	2,697,997
The Ensign Group, Inc.	9,433	1,619,269
United Therapeutics Corp. (a)	6,779	3,182,673
Universal Health Services, Inc., Cl. B	9,126	1,836,699
Viatris, Inc.	193,430	2,531,999
Waystar Holding Corp. (a)	13,636	362,172
		74,178,789
Industrials — 25.4%
A.O. Smith Corp. (b)	17,764	1,305,476
AAON, Inc.	9,706	883,828
Acuity, Inc.	5,144	1,590,731
Advanced Drainage Systems, Inc.	11,076	1,683,995
AECOM	21,117	2,036,312
AeroVironment, Inc. (a)	5,059	1,408,375
AGCO Corp.	9,673	1,097,015
Allegion PLC	14,364	2,375,662
Allison Transmission Holdings, Inc.	13,031	1,416,470
American Airlines Group, Inc. (a)	103,655	1,378,611
API Group Corp. (a)	49,809	2,070,560
Applied Industrial Technologies, Inc.	6,292	1,638,500
Archer Aviation, Inc., Cl. A (a),(b)	91,887	660,668
Armstrong World Industries, Inc.	6,713	1,233,447
ATI, Inc. (a)	22,339	2,687,382
Bloom Energy Corp., Cl. A (a)	34,612	5,239,218
Booz Allen Hamilton Holding Corp.	20,653	1,826,138
BWX Technologies, Inc.	15,264	3,135,683
C.H. Robinson Worldwide, Inc.	19,110	3,725,494
CACI International, Inc., Cl. A (a)	3,571	2,216,091
Carpenter Technology Corp.	8,014	2,547,090
Casella Waste Systems, Inc., Cl. A (a)	9,567	965,119
Chart Industries, Inc. (a)	7,518	1,558,782
Clean Harbors, Inc. (a)	8,336	2,166,610
CNH Industrial NV	138,426	1,489,464
Core & Main, Inc., Cl. A (a)	17,267	921,367
Crane Co.	8,298	1,515,547
Curtiss-Wright Corp.	6,261	4,111,536
Dayforce, Inc. (a)	25,713	1,781,139
Donaldson Co., Inc.	19,108	1,947,869
Dycom Industries, Inc. (a)	4,552	1,658,703
Esab Corp.	8,809	1,066,770
ExlService Holdings, Inc. (a)	23,979	938,778
Flowserve Corp.	21,617	1,689,369
Fluor Corp. (a)	27,938	1,290,456
Fortune Brands Innovations, Inc.	19,671	1,064,201
FTAI Aviation Ltd.	16,729	4,555,641
Generac Holdings, Inc. (a)	9,730	1,635,029

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Industrials — 25.4% (continued)
Genpact Ltd.	25,680	1,132,488
Graco, Inc.	27,601	2,410,395
Huntington Ingalls Industries, Inc.	6,400	2,691,264
IDEX Corp.	12,622	2,506,098
IES Holdings, Inc. (a),(b)	3,296	1,253,436
ITT, Inc.	13,047	2,378,468
Joby Aviation, Inc. (a),(b)	74,010	782,286
Karman Holdings, Inc. (a)	11,920	1,237,296
KBR, Inc.	19,636	840,617
Knight-Swift Transportation Holdings, Inc.	25,151	1,385,820
Kratos Defense & Security Solutions, Inc. (a)	26,632	2,743,362
Leonardo DRS, Inc.	8,602	353,198
Lincoln Electric Holdings, Inc.	9,098	2,414,154
Loar Holdings, Inc. (a)	3,650	250,317
Lyft, Inc., Cl. A (a)	62,012	1,046,142
Masco Corp.	34,834	2,302,179
MasTec, Inc. (a)	10,357	2,490,651
MSA Safety, Inc.	6,346	1,124,194
Mueller Industries, Inc.	17,035	2,319,145
Nextpower, Inc., Cl. A (a)	22,242	2,604,316
Nordson Corp.	8,924	2,449,906
NuScale Power Corp. (a),(b)	13,915	243,234
nVent Electric PLC	26,645	2,991,168
Oshkosh Corp.	10,617	1,526,937
Owens Corning	13,821	1,656,309
Parsons Corp. (a)	7,636	534,978
Paycom Software, Inc.	8,067	1,087,028
Paylocity Holding Corp. (a)	6,656	898,427
Pentair PLC	27,362	2,883,134
QXO, Inc. (a),(b)	100,326	2,225,231
RBC Bearings, Inc. (a)	5,077	2,536,825
Regal Rexnord Corp.	11,210	1,810,415
Ryder System, Inc.	6,771	1,295,157
Saia, Inc. (a)	4,194	1,404,445
Simpson Manufacturing Co., Inc.	7,093	1,253,901
Snap-on, Inc.	8,567	3,136,464
SPX Technologies, Inc. (a)	7,865	1,639,145
StandardAero, Inc. (a)	23,293	719,521
Stanley Black & Decker, Inc.	25,876	2,035,406
Sterling Infrastructure, Inc. (a)	4,648	1,663,566
Tetra Tech, Inc.	44,399	1,672,066
Textron, Inc.	30,356	2,673,149
The Middleby Corp. (a)	7,247	1,066,541
The Toro Company	15,198	1,390,617
U-Haul Holding Co. (a),(b)	2,025	114,514
U-Haul Holding Co.	17,534	899,670
UL Solutions, Inc., Cl. A	9,846	691,485
Valmont Industries, Inc.	3,318	1,478,368
Watts Water Technologies, Inc., Cl. A	4,584	1,372,037
WESCO International, Inc.	7,219	2,089,395
Woodward, Inc.	9,739	3,095,444

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Industrials — 25.4% (continued)
XPO, Inc. (a)	19,378	2,870,076
Zurn Elkay Water Solutions Corp.	22,409	1,033,279
		161,216,790
Information Technology — 13.2%
Akamai Technologies, Inc. (a),(b)	23,410	2,274,281
Appfolio, Inc., Cl. A (a)	3,823	725,911
Arrow Electronics, Inc. (a)	7,896	1,046,141
Aurora Innovation, Inc. (a),(b)	168,249	706,646
BitMine Immersion Technologies, Inc.	43,230	1,085,073
CCC Intelligent Solutions Holdings, Inc. (a),(b)	95,424	723,314
Cognex Corp.	29,137	1,128,767
Coherent Corp. (a)	20,792	4,411,647
Commvault Systems, Inc. (a)	7,255	621,754
Confluent, Inc., Cl. A (a)	45,667	1,394,670
Docusign, Inc. (a)	31,791	1,670,299
Dolby Laboratories, Inc., Cl. A	10,005	642,221
Dropbox, Inc., Cl. A (a)	32,239	821,450
D-Wave Quantum, Inc. (a),(b)	54,049	1,146,920
Dynatrace, Inc. (a)	49,808	1,897,187
Elastic NV (a)	14,872	980,511
EPAM Systems, Inc. (a)	9,020	1,881,572
F5, Inc. (a)	9,158	2,524,036
Fabrinet (a)	5,810	2,843,646
Gen Digital, Inc.	90,727	2,176,541
Gitlab, Inc., Cl. A (a)	20,236	707,855
Guidewire Software, Inc. (a)	13,271	1,868,026
InterDigital, Inc.	4,044	1,320,123
Klaviyo, Inc., Cl. A (a)	16,581	368,264
Kyndryl Holdings, Inc. (a)	35,563	817,949
Lattice Semiconductor Corp. (a)	22,581	1,818,222
Life360, Inc. (a),(b)	11,708	670,751
Lumentum Holdings, Inc. (a),(b)	11,498	4,505,376
MACOM Technology Solutions Holdings, Inc. (a)	10,138	2,220,830
Manhattan Associates, Inc. (a)	10,110	1,526,711
MKS, Inc.	10,269	2,417,425
Nutanix, Inc., Cl. A (a)	39,945	1,571,037
Pegasystems, Inc. (b)	14,183	619,655
Procore Technologies, Inc. (a)	14,644	827,240
Qorvo, Inc. (a)	14,824	1,157,903
Rambus, Inc. (a)	17,520	1,994,302
Rigetti Computing, Inc. (a)	49,603	901,287
Riot Platforms, Inc. (a)	58,093	898,699
Rubrik, Inc., Cl. A (a)	19,988	1,118,329
SailPoint, Inc. (a),(b)	13,860	217,463
Sandisk Corp. (a)	22,394	12,904,542
SentinelOne, Inc., Cl. A (a)	50,927	711,959
ServiceTitan, Inc., Cl. A (a)	7,653	599,536
SiTime Corp. (a)	3,514	1,275,969
Skyworks Solutions, Inc.	26,029	1,451,377
SoundHound AI, Inc., Cl. A (a),(b)	61,061	516,576
TD Synnex Corp.	12,013	1,906,103

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Information Technology — 13.2% (continued)
Twilio, Inc., Cl. A (a)	24,054	2,897,545
UiPath, Inc., Cl. A (a)	69,044	869,264
Unity Software, Inc. (a)	52,415	1,525,277
Universal Display Corp.	7,234	830,608
		83,738,790
Materials — 5.0%
Albemarle Corp.	19,325	3,297,425
Alcoa Corp.	40,915	2,324,381
AptarGroup, Inc.	10,235	1,278,863
Avery Dennison Corp.	13,054	2,421,648
Axalta Coating Systems Ltd. (a)	35,566	1,194,306
Ball Corp.	45,238	2,572,685
Coeur Mining, Inc. (a)	105,171	2,149,695
Crown Holdings, Inc.	19,384	2,029,117
Eagle Materials, Inc.	5,493	1,119,528
Eastman Chemical Co.	17,881	1,239,511
Hecla Mining Co.	105,453	2,374,802
Louisiana-Pacific Corp.	9,615	805,160
MP Materials Corp. (a),(b)	22,393	1,316,037
NewMarket Corp.	1,234	827,755
Royal Gold, Inc.	10,693	2,815,574
RPM International, Inc.	21,272	2,275,253
The Mosaic Company	49,359	1,357,372
Westlake Corp.	6,121	485,518
		31,884,630
Real Estate — 7.0%
Agree Realty Corp. (c)	18,476	1,334,522
Alexandria Real Estate Equities, Inc. (c)	25,165	1,375,016
American Homes 4 Rent, Cl. A (c)	54,324	1,701,428
Brixmor Property Group, Inc. (c)	52,004	1,393,187
BXP, Inc. (c)	24,620	1,592,175
Camden Property Trust (c)	16,784	1,830,295
CubeSmart (c)	35,615	1,336,631
EastGroup Properties, Inc. (c)	8,969	1,629,129
Equity LifeStyle Properties, Inc. (c)	29,535	1,865,726
Federal Realty Investment Trust (c)	13,398	1,355,342
First Industrial Realty Trust, Inc. (c)	22,450	1,302,774
Gaming and Leisure Properties, Inc. (c)	43,231	1,934,587
Healthcare Realty Trust, Inc. (c)	60,232	1,011,295
Healthpeak Properties, Inc. (c)	115,199	1,986,031
Host Hotels & Resorts, Inc. (c)	114,644	2,124,353
Jones Lang LaSalle, Inc. (a)	7,695	2,754,118
Kimco Realty Corp. (c)	110,991	2,339,690
Lamar Advertising Co., Cl. A (c)	13,945	1,789,283
Lineage, Inc. (c)	11,616	414,807
NNN REIT, Inc. (c)	29,460	1,227,598
Omega Healthcare Investors, Inc. (c)	48,023	2,107,249
Rexford Industrial Realty, Inc. (c)	37,439	1,517,403
STAG Industrial, Inc. (c)	31,910	1,196,944
UDR, Inc. (c)	48,574	1,804,524
Vornado Realty Trust (c)	26,000	828,880

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.5% (continued)
Real Estate — 7.0% (continued)
WP Carey, Inc. (c)	36,424	2,540,574
Zillow Group, Inc., Cl. A (a)	8,268	514,600
Zillow Group, Inc., Cl. C (a)	29,023	1,829,320
		44,637,481
Utilities — 2.4%
Brookfield Renewable Corp. (b)	25,098	1,045,081
Essential Utilities, Inc.	43,872	1,701,795
IDACORP, Inc.	9,104	1,208,920
National Fuel Gas Co.	13,813	1,156,839
OGE Energy Corp.	31,657	1,382,778
Oklo, Inc. (a),(b)	18,975	1,510,789
Pinnacle West Capital Corp.	20,167	1,886,824
Talen Energy Corp. (a)	7,380	2,570,897
The AES Corp.	112,424	1,647,011
UGI Corp.	34,807	1,396,109
		15,507,043
Total Equity Securities - Common Stocks (cost $532,200,095)		631,703,512

	1-Day Yield (%)
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $903,313)	3.65	903,313	903,313
Investment of Cash Collateral for Securities Loaned — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $7,028,132)	3.65	7,028,132	7,028,132
Total Investments (cost $540,131,540)		100.8%	639,634,957
Liabilities, Less Cash and Receivables		(.8%)	(4,885,187)
Net Assets		100.0%	634,749,770

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $49,671,728 and the value of the collateral was
$52,133,310, consisting of cash collateral of $7,028,132 and U.S. Government & Agency securities valued at $45,105,178.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Micro E-mini S&P MidCap 400	8	3/20/2026	2,743,006	2,758,000	14,994
S&P 500 E-mini	1	3/20/2026	348,305	348,288	(17)
Gross Unrealized Appreciation					14,994
Gross Unrealized Depreciation					(17)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon US Mid Cap Core Equity ETF
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	631,703,512	—	—	631,703,512
Investment Companies	7,931,445	—	—	7,931,445
	639,634,957	—	—	639,634,957
Other Financial Instruments:
Futures††	14,994	—	—	14,994
	14,994	—	—	14,994
Liabilities ($)
Other Financial Instruments:
Futures††	(17)	—	—	(17)
	(17)	—	—	(17)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
At January 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $99,518,394, consisting of $127,509,474 gross unrealized appreciation and $27,991,080 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.